CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 319.0	$ 242.7
Accounts receivables, net	278.3	294.5
Amount due from related party	128.1	62.7
Other current assets	166.6	129.3
Total current assets	892.0	729.2
Non-current assets:
Drilling units	5,547.3	5,141.1
Goodwill	3.2	3.2
Deferred tax assets	34.2	18.4
Amount due from related party	50.0	0.0
Other non-current assets	314.4	376.2
Total non-current assets	5,949.1	5,538.9
Total assets	6,841.1	6,268.1
Current liabilities:
Current portion of long-term debt	93.8	68.9
Current portion of long-term related party debt	145.8	40.4
Trade accounts payable and accruals	24.1	7.9
Current portion of deferred and contingent consideration to related party	60.4	25.8
Related party payable	304.7	250.0
Other current liabilities	217.9	227.4
Total current liabilities	846.7	620.4
Non-current liabilities:
Long-term debt	3,440.4	3,156.6
Long-term related party debt	160.2	306.1
Deferred and contingent consideration to related party	185.4	111.2
Deferred tax liability	43.7	0.0
Long-term related party payable	50.0	0.0
Other non-current liabilities	17.3	29.5
Total non-current liabilities	$ 3,897.0	$ 3,603.4
Commitments and contingencies (see note 15)
Members’ Capital:
Common unitholders (issued 75,278,250 units)	$ 945.5	$ 913.3
Subordinated unitholders (issued 16,543,350 units)	18.8	11.7
Seadrill member interest	0.0	3.2
Total members’ capital	964.3	928.2
Non-controlling interest	1,133.1	1,116.1
Total equity	2,097.4	2,044.3
Total liabilities and equity	$ 6,841.1	$ 6,268.1